Consolidated Statements of Comprehensive Income (Loss) Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income/(loss) for the year	$ 16,967	$ 11,779	$ (10,408)
Total other comprehensive income/(loss)	0	0	0
Total comprehensive income/(loss)	$ 16,967	$ 11,779	$ (10,408)